UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
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   Address:       7 Todd Pond Rd
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                  Lincoln MA 01773
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Form 13F File Number: 28-XXXXXXXXXXX
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Fyfe
         -------------------------------
Title:    Compliance Office
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Phone:    212-223-7305
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Signature, Place, and Date of Signing:

         /s/ David Fyfe               New York, NY         April 6, 2006
   -------------------------------    ------------------   ---------------

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total:  8
                                        --------------------

Form 13F Information Table Value Total:  47,511
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
3COM CORP                  COM      885535104    2,560   500,000   SH           SOLE                  500,000
APPLE COMPUTER INC         COM      037833100    8,154   130,000   SH           SOLE                  130,000
CONOCOPHILLIPS             COM      20825C104    6,315   100,000   SH           SOLE                  100,000
E M C CORP MASS            COM      268648102   12,812   940,000   SH           SOLE                  940,000
ENCANA CORP                COM      292505104    4,673   100,000   SH           SOLE                  100,000
LIBERTY MEDIA CORP NEW     COM      530718105    2,258   275,000   SH           SOLE                  275,000
REALNETWORKS INC           COM      75605L104    1,337   162,000   SH           SOLE                  162,000
TIME WARNER INC            COM      887317105    9,402   560,000   SH           SOLE                  560,000